Note 23 - Other Reserves (Details Textual)		12 Months Ended
	Mar. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2020 AUD ($) $ / shares shares
Statement Line Items [Line Items]
Convertible securities, conversion price (in dollars per share) | $ / shares		$ 10.20
Number of convertible preference shares outstanding (in shares) | shares		2,473,367		2,473,367
Convertible preference, shares, face value, price per share (in AUD per share) | $ / shares				$ 3
Convertible preference shares, value, face value and accrued dividends | $				$ 11,059,348
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares		2,473,367		2,473,367
Convertible loan notes, shares, face value, price per share (in AUD per share) | $ / shares				$ 7
Convertible loan notes, value, face value and accrued dividends | $		$ 25,075,203
Equity Instruments, Quarterly Interest Rate		7.00%
Number of share options outstanding in share-based payment arrangement at end of period		828,000		828,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in dollars per share) | $ / shares		$ 8.70
Purchase of Treasury Shares, Shares (in shares) | shares	129,805
Treasury Shares, Shares Repurchased, Price Per Share (in dollars per share) | $ / shares	$ 4.50
Treasury shares | $	$ 591,911
Treasury shares issued (in shares) | shares			75,805
Expense from share-based payment transactions with employees | $			$ 85,660
Increase (decrease) through treasury share transactions, equity | $			$ (260,011)
Number of other equity instruments exercised or vested in share-based payment arrangement		344,000